GOLDMAN SACHS MONEY MARKET FUNDS
                GOLDMAN SACHS -- INSTITUTIONAL LIQUID ASSETS
                   GOLDMAN SACHS FINANCIAL SQUARE FUNDS

                     STATEMENT OF ADDITIONAL INFORMATION

                                ILA UNITS
                         ILA ADMINISTRATION UNITS
                              ILA SERVICE UNITS
                              ILA CLASS B UNITS
                              ILA CLASS C UNITS
                             CASH MANAGEMENT SHARES

                                 FST SHARES
                           FST ADMINISTRATION SHARES
                               FST SERVICE SHARES
                              FST PREFERRED SHARES

                     Supplement dated October  6, 1999 to
                Statement of Additional Information dated May 1, 1999




Effective as of the date of this supplement, the above referenced Statement of Additional Information is revised to reflect that the Institutional Liquid Assets Federal Portfolio and the Financial Square Federal Fund are not permitted to invest in the securities of other investment companies. In addition, the Institutional Liquid Assets Prime Obligations Portfolio and the Financial Square Prime Obligations Fund are not permitted to invest in reverse repurchase agreements.